Short-term investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Short-term investments

Note 6 — Short-term investments

Short-term investments consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Marketable securities	18,411,162	149,583,000	20,808,942

Fair value disclosure:

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	18,411,162	18,411,162	-	-

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	149,583,000	149,583,000	-	-

There is no transfer between the levels for the periods presented.

As of December 31, 2023 and 2024, short-term investments amounted to RMB 18,411,162 and RMB 149,583,000 (USD 20,808,942), respectively. During the year ended December 31, 2024, the Company invested a total of RMB 365,970,754 (USD 50,911,295) and the fair value change resulted in gain of approximately RMB 12,639,976 (USD 1,758,385).